Schedule of Investments (unaudited) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust
Series 2022-A, Class 1A, 4.30%, 05/17/27(a)	$2,275	$2,226,480
Series 2023-A, Class 1A, 6.61%, 01/18/28(a)	2,375	2,363,173
Series 2023-B, Class A, 7.64%, 09/15/28	4,400	4,405,565
Series 2023-B, Class B, 7.44%, 09/15/28	1,960	1,958,528
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	3,383	3,339,430
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	415	383,580
Series 2021-N2, Class C, 1.07%, 03/10/28	1,166	1,078,766
Chase Funding Trust, Series 2004-2, Class 2A2, (1-mo. Term SOFR + 0.61%), 5.93%, 02/26/35(b)	100	95,024
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(b)	4	4,288
CWABS, Inc., Series 2004-1, Class M1, (1-mo. Term SOFR + 0.86%), 6.18%, 03/25/34(b)	5	4,929
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	2,175	2,149,470
DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28(a)	5,090	4,996,131
Exeter Automobile Receivables Trust
Series 2020-3A, Class D, 1.73%, 07/15/26	1,432	1,406,176
Series 2021-1A, Class C, 0.74%, 01/15/26	1,474	1,464,153
Series 2021-2A, Class D, 1.40%, 04/15/27	2,225	2,067,500
Series 2021-3A, Class B, 0.69%, 01/15/26	257	256,384
Series 2021-3A, Class C, 0.96%, 10/15/26	2,950	2,866,786
Series 2021-4A, Class C, 1.46%, 10/15/27	2,500	2,418,424
Series 2022-2A, Class B, 3.65%, 10/15/26	5,000	4,954,376
Series 2022-4A, Class D, 5.98%, 12/15/28	1,250	1,225,722
Series 2023-1A, Class D, 6.69%, 06/15/29	1,020	1,014,055
Ford Credit Auto Owner Trust(a)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870	2,769,408
Series 2019-1, Class A, 3.52%, 07/15/30	450	446,884
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	1,043	1,012,537
Series 2021-2, Class C, 0.97%, 12/26/28	448	435,408
Series 2021-3, Class B, 0.76%, 02/26/29	2,404	2,299,066
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A-3, 4.28%, 02/01/36	85	77,035
OnDeck Asset Securitization Trust IV LLC,
Series 2023-1, Class A, 7.00%, 08/19/30	1,460	1,446,701
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,149,456
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	4,493	4,427,428
Series 2021-1, Class C, 0.75%, 02/17/26	342	340,856
Series 2021-3, Class C, 0.95%, 09/15/27	2,993	2,947,418
Series 2021-4, Class C, 1.26%, 02/16/27	5,030	4,884,137
Series 2022-5, Class C, 4.74%, 10/16/28	2,960	2,876,587
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	4,790	4,582,451
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/29	2,400	2,395,829
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(a)	5,680	5,273,485
Upstart Securitization Trust(a)
Series 2021-3, Class A, 0.83%, 07/20/31	71	70,819
Series 2021-4, Class A, 0.84%, 09/20/31	709	701,928

Security	Par (000)	Value

Asset-Backed Securities (continued)
Upstart Securitization Trust(a) (continued)
Series 2021-5, Class A, 1.31%, 11/20/31	$366	$360,809
Westlake Automobile Receivables Trust(a)
Series 2020-3A, Class C, 1.24%, 11/17/25	1,346	1,337,143
Series 2022-1A, Class B, 2.75%, 03/15/27	3,970	3,883,495
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,046,631
Series 2023-1A, Class C, 5.74%, 08/15/28	2,300	2,273,028

Total Asset-Backed Securities — 11.2% (Cost: $96,033,692)		93,717,479

	Shares

Common Stocks

Financial Services(c) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—

		1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Boeing Co., 5.93%, 05/01/60	$1,545	1,387,283
General Dynamics Corp., 2.25%, 06/01/31(d)	1,350	1,090,284
Lockheed Martin Corp.
4.15%, 06/15/53	700	552,075
5.70%, 11/15/54	930	927,676
4.30%, 06/15/62	535	418,687
5.90%, 11/15/63	805	819,917
TransDigm, Inc.
5.50%, 11/15/27	500	468,175
6.75%, 08/15/28(a)	261	256,952

		5,921,049

Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)	269	218,899

Automobiles — 0.4%
AutoZone, Inc., 4.50%, 02/01/28	180	172,638
Ford Motor Credit Co. LLC
4.54%, 08/01/26	555	520,985
7.35%, 11/04/27	300	305,900
7.35%, 03/06/30	300	303,803
General Motors Financial Co., Inc.
2.90%, 02/26/25	1,115	1,063,783
5.40%, 04/06/26	85	83,241
Genuine Parts Co., 1.88%, 11/01/30	1,530	1,160,269

		3,610,619

Banks — 2.1%
Banco Santander SA, 5.59%, 08/08/28	2,400	2,347,776
Bank of Montreal
2.65%, 03/08/27(d)	935	841,168
5.72%, 09/25/28	20	19,788
Cooperatieve Rabobank UA, 5.50%, 10/05/26	360	358,932

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	$140	$138,301
Freedom Mortgage Corp., 12.00%, 10/01/28(a)	85	86,432
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29	140	136,955
ING Groep NV
4.10%, 10/02/23	2,290	2,290,000
(1-day SOFR + 1.56%), 6.08%, 09/11/27(b)(d)	855	851,201
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	529,256
Royal Bank of Canada
3.63%, 05/04/27	1,030	960,850
5.20%, 08/01/28	40	38,932
5.00%, 02/01/33	10	9,318
Santander Holdings USA, Inc., (1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	270	263,320
Santander U.K. Group Holdings PLC, (3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	214,255
Sumitomo Mitsui Financial Group, Inc., 5.78%, 07/13/33(d)	1,340	1,309,787
Truist Financial Corp., 1.20%, 08/05/25	945	866,763
UBS AG, 5.65%, 09/11/28	240	236,003
Wells Fargo & Co.(b)
(1-day SOFR + 1.51%), 3.53%, 03/24/28	35	32,143
(1-day SOFR + 1.56%), 4.54%, 08/15/26	3,395	3,297,422
(1-day SOFR + 1.98%), 4.81%, 07/25/28	940	897,015
(1-day SOFR + 2.10%), 4.90%, 07/25/33	835	755,675
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	610	512,542
Wells Fargo Bank NA, 5.45%, 08/07/26	270	268,192
Westpac Banking Corp., 2.96%, 11/16/40	120	72,982

		17,335,008

Beverages — 0.8%
Coca-Cola Co., 3.00%, 03/05/51(d)	90	60,403
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	1,784	1,507,427
Constellation Brands, Inc.
4.75%, 05/09/32(d)	200	185,275
3.75%, 05/01/50	250	177,791
Diageo Capital PLC
2.13%, 04/29/32	380	293,705
5.50%, 01/24/33	1,335	1,338,066
Mauser Packaging Solutions Holding Co.(a)
7.88%, 08/15/26	50	48,237
9.25%, 04/15/27(d)	50	43,704
PepsiCo, Inc.
3.45%, 10/06/46	7	5,160
4.00%, 05/02/47	946	774,378
2.88%, 10/15/49	719	469,934
4.65%, 02/15/53	1,760	1,562,636

		6,466,716

Biotechnology — 0.5%
Amgen, Inc.
2.60%, 08/19/26	800	738,361
5.65%, 03/02/53	165	154,427
4.40%, 02/22/62	410	303,750

Security	Par (000)	Value

Biotechnology (continued)
Biogen, Inc., 3.15%, 05/01/50	$1,290	$787,928
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,640	2,031,348

		4,015,814

Broadline Retail — 0.0%
Bath & Body Works, Inc., 6.88%, 11/01/35(d)	200	178,617

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30(a)	300	261,793
Eagle Materials, Inc., 2.50%, 07/01/31	1,355	1,059,147
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(a)	140	134,774
Masco Corp., 2.00%, 10/01/30	160	122,489
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	95	75,960

		1,654,163

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	90	78,877
Home Depot, Inc.
5.40%, 09/15/40	200	191,443
3.13%, 12/15/49	360	234,615
4.95%, 09/15/52(d)	120	107,327
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	260,679
4.25%, 04/01/52	116	85,572
5.63%, 04/15/53	67	60,897
5.80%, 09/15/62	305	278,181

		1,297,591

Capital Markets — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	150	149,266
Ares Capital Corp.
2.15%, 07/15/26(d)	702	615,905
2.88%, 06/15/28	240	200,734
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	243,760
Barings BDC, Inc., 3.30%, 11/23/26	285	250,055
Blackstone Private Credit Fund, 4.70%, 03/24/25(d)	220	213,424
Brookfield Capital Finance LLC, 6.09%, 06/14/33(d)	145	140,901
Charles Schwab Corp.
5.88%, 08/24/26	415	413,633
2.45%, 03/03/27	45	40,083
FS KKR Capital Corp., 2.63%, 01/15/27	800	685,075
Jefferies Financial Group, Inc., 5.88%, 07/21/28	295	288,697
Nomura Holdings, Inc., 2.65%, 01/16/25	1,100	1,049,365

		4,290,898

Chemicals — 0.1%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	187	128,166
Celanese U.S. Holdings LLC, 6.70%, 11/15/33	80	77,873
Chemours Co., 5.75%, 11/15/28(a)	187	162,297
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	173,435
RPM International, Inc., 3.75%, 03/15/27	105	97,772
Tronox, Inc., 4.63%, 03/15/29(a)	41	33,087

		672,630

Commercial Services & Supplies — 0.1%
APX Group, Inc., 5.75%, 07/15/29(a)	150	126,393

2

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(d)	$300	$277,850
Steelcase, Inc., 5.13%, 01/18/29	32	28,399
Williams Scotsman, Inc., 7.38%, 10/01/31	65	64,645

		497,287

Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 02/23/28	259	247,674
5.50%, 09/01/44	1,370	1,200,997

		1,448,671

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30	100	100,154
TopBuild Corp., 4.13%, 02/15/32(a)	176	142,885

		243,039

Construction Materials — 0.0%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	150	148,313

Consumer Discretionary — 0.8%
Carnival Corp.(a)
7.63%, 03/01/26	371	360,903
10.50%, 06/01/30	500	514,935
NCL Corp. Ltd.(a)
5.88%, 03/15/26	441	407,150
7.75%, 02/15/29(d)	640	594,002
Quanta Services, Inc.
0.95%, 10/01/24	2,110	1,995,811
2.90%, 10/01/30	1,190	970,612
2.35%, 01/15/32	1,280	960,499
3.05%, 10/01/41	605	381,163
Royal Caribbean Cruises Ltd., 11.63%, 08/15/27(a)	763	827,777

		7,012,852

Consumer Finance — 0.7%
American Express Co.
3.95%, 08/01/25	480	464,336
4.05%, 05/03/29	336	312,717
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	720	663,805
(1-day SOFR + 1.93%), 5.63%, 07/28/34	255	240,699
Capital One Financial Corp., (1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	340	332,281
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(a)(e)	200	200,280
Mastercard, Inc.
3.65%, 06/01/49	280	207,973
2.95%, 03/15/51	1,880	1,218,369
OneMain Finance Corp., 9.00%, 01/15/29	135	134,564
S&P Global, Inc.
5.25%, 09/15/33(a)(d)	95	92,599
2.30%, 08/15/60	2,113	1,041,454
Sabre Global, Inc., 11.25%, 12/15/27(a)	242	222,059
Visa, Inc., 3.65%, 09/15/47	385	292,011

		5,423,147

Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., 1.75%, 04/20/32	160	122,479
FirstCash, Inc., 5.63%, 01/01/30(a)	193	173,647
General Mills, Inc., 2.88%, 04/15/30(d)	840	709,904

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co., 4.88%, 10/01/49	$350	$292,158
Post Holdings, Inc., 5.50%, 12/15/29(a)	200	181,296

		1,479,484

Distributors — 0.1%
Genuine Parts Co., 1.75%, 02/01/25	1,050	989,264

Diversified Consumer Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	200	178,883
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29	85	85,115
University of Southern California, 4.98%, 10/01/53	10	9,176

		273,174

Diversified REITs — 0.4%
American Tower Corp., 5.80%, 11/15/28	280	277,892
Equinix, Inc., 2.63%, 11/18/24	225	216,475
Iron Mountain, Inc., 7.00%, 02/15/29(a)	300	293,410
Mid-America Apartments LP, 1.10%, 09/15/26	70	61,670
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)	253	231,191
Prologis LP, 5.25%, 06/15/53	145	130,261
Public Storage
1.95%, 11/09/28(d)	1,775	1,503,247
2.25%, 11/09/31	525	410,596

		3,124,742

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 03/25/26	3,620	3,284,577
4.85%, 03/01/39	695	588,086
Verizon Communications, Inc.
1.68%, 10/30/30	1,687	1,282,639
4.50%, 08/10/33	610	543,110
4.13%, 08/15/46	430	321,215

		6,019,627

Education — 0.1%
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	2,908
Series 2020, 2.82%, 06/01/70(d)	30	16,484
Georgetown University, Series 20A, 2.94%, 04/01/50	27	16,703
Northwestern University, Series 2020, 2.64%, 12/01/50(d)	266	161,291
President and Fellows of Harvard College, 2.52%, 10/15/50	54	32,229
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	41,537
University of Chicago
Series 20B, 2.76%, 04/01/45	148	105,605
Series C, 2.55%, 04/01/50	157	97,170
University of Southern California, Series 21A, 2.95%, 10/01/51	190	120,276
Yale University, Series 2020, 2.40%, 04/15/50(d)	272	158,426

		752,629

Electric Utilities — 3.1%
AEP Texas, Inc.
5.25%, 05/15/52	140	119,934
Series I, 2.10%, 07/01/30	260	205,389
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,239

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
AEP Transmission Co. LLC (continued)
Series O, 4.50%, 06/15/52	$130	$105,315
Alabama Power Co., 3.45%, 10/01/49	370	245,886
Ameren Corp., 2.50%, 09/15/24	65	62,867
Ameren Illinois Co., 3.25%, 03/15/50	130	85,365
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,190	1,091,420
Arizona Public Service Co., 2.95%, 09/15/27(d)	800	729,239
Atlantic City Electric Co., 2.30%, 03/15/31	570	451,788
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	101,275
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	386,852
Black Hills Corp., 1.04%, 08/23/24	200	191,181
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	29,770
Sereis AJ, 4.85%, 10/01/52	75	65,165
Series AH, 3.60%, 03/01/52	55	38,493
CenterPoint Energy, Inc., 4.25%, 11/01/28(d)	170	156,306
Commonwealth Edison Co.
3.70%, 08/15/28	1,200	1,113,067
2.20%, 03/01/30	500	407,324
4.00%, 03/01/49	90	67,503
Series 130, 3.13%, 03/15/51	70	44,001
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	640	622,407
Series B, 3.13%, 11/15/27	800	735,342
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	170,631
Consumers Energy Co.
4.63%, 05/15/33	110	102,398
2.65%, 08/15/52	72	41,581
4.20%, 09/01/52	60	46,739
Dominion Energy, Inc.
3.90%, 10/01/25	500	481,880
5.38%, 11/15/32(d)	140	133,660
DTE Electric Co., Series B, 3.65%, 03/01/52(d)	217	152,089
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	91,400
Duke Energy Corp.
2.65%, 09/01/26	300	275,945
4.20%, 06/15/49	700	508,692
5.00%, 08/15/52(d)	60	49,876
Duke Energy Indiana LLC, 5.40%, 04/01/53	20	18,292
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	76,995
Entergy Corp., 0.90%, 09/15/25	285	258,759
Entergy Mississippi LLC, 5.00%, 09/01/33(d)	180	169,158
Entergy Texas, Inc., 3.55%, 09/30/49	220	148,402
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	85,951
Evergy Metro, Inc., 3.65%, 08/15/25	300	287,311
Evergy, Inc., 2.90%, 09/15/29	50	42,705
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	910,322
Florida Power & Light Co.
4.80%, 05/15/33	55	51,989
4.05%, 10/01/44	500	391,195
3.15%, 10/01/49	40	26,036
2.88%, 12/04/51	90	54,487
Georgia Power Co., 3.25%, 04/01/26	800	754,075
Idaho Power Co., 5.80%, 04/01/54	210	201,332
Indiana Michigan Power Co., 5.63%, 04/01/53	50	47,161
Interstate Power and Light Co., 2.30%, 06/01/30	20	16,009
Kentucky Utilities Co., 3.30%, 06/01/50	60	39,034
MidAmerican Energy Co.
3.10%, 05/01/27	800	740,360
3.15%, 04/15/50	60	37,985

Security	Par (000)	Value

Electric Utilities (continued)
MidAmerican Energy Co. (continued)
2.70%, 08/01/52	$105	$59,475
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	680	620,753
Nevada Power Co., 6.00%, 03/15/54	90	87,885
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24	470	463,359
3.55%, 05/01/27	245	228,144
2.25%, 06/01/30	200	160,114
5.00%, 07/15/32	50	46,727
NSTAR Electric Co.
3.10%, 06/01/51	110	68,681
4.95%, 09/15/52	90	77,443
Oglethorpe Power Corp., 5.05%, 10/01/48	130	106,387
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	320	231,955
4.60%, 06/01/52	40	33,013
4.95%, 09/15/52	70	60,978
Pacific Gas and Electric Co.
2.10%, 08/01/27	65	55,579
3.00%, 06/15/28	100	85,788
3.30%, 08/01/40	90	57,625
4.95%, 07/01/50	270	201,249
3.50%, 08/01/50	340	202,405
PacifiCorp., 4.13%, 01/15/49	280	196,840
PECO Energy Co., 3.05%, 03/15/51	70	43,257
PG&E Corp., 5.25%, 07/01/30(d)	500	434,531
PPL Electric Utilities Corp., 5.25%, 05/15/53	130	118,717
Public Service Co. of Colorado
3.70%, 06/15/28	1,300	1,197,726
4.05%, 09/15/49	20	14,502
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	71,499
2.05%, 08/01/50	105	53,620
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	91,629
San Diego Gas & Electric Co.
2.50%, 05/15/26	400	370,252
5.35%, 04/01/53	95	86,276
Sempra(d)
3.70%, 04/01/29	140	126,135
5.50%, 08/01/33	100	95,666
Southern California Edison Co.
3.65%, 02/01/50	100	67,510
Series C, 4.13%, 03/01/48	370	273,970
Southern Co.
3.25%, 07/01/26	1,900	1,781,539
5.70%, 03/15/34	185	181,178
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	140	143,514
Tampa Electric Co., 3.45%, 03/15/51	35	22,515
Tucson Electric Power Co.
1.50%, 08/01/30	190	144,309
5.50%, 04/15/53	30	27,248
Union Electric Co.
4.00%, 04/01/48	230	168,919
5.45%, 03/15/53	10	9,224
Virginia Electric and Power Co.
3.30%, 12/01/49	320	207,080
Series A, 3.80%, 04/01/28	1,750	1,631,462
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	500	459,694
Wisconsin Electric Power Co.
3.10%, 06/01/25	800	766,478

4

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Wisconsin Electric Power Co. (continued)
4.75%, 09/30/32	$20	$18,840
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	55,223
Xcel Energy, Inc.
4.00%, 06/15/28	900	841,982
5.45%, 08/15/33	100	95,433
3.50%, 12/01/49	50	32,620

		26,164,525

Electrical Equipment — 0.0%
Eaton Corp., 4.70%, 08/23/52(d)	90	77,610

Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,179,925
Xerox Holdings Corp., 5.50%, 08/15/28(a)(d)	380	319,567

		1,499,492

Energy Equipment & Services — 0.0%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	205	205,736

Environmental, Maintenance & Security Service — 0.1%
GFL Environmental, Inc., 4.75%, 06/15/29(a)	20	17,778
Waste Connections, Inc.
2.60%, 02/01/30	305	256,090
3.20%, 06/01/32	715	593,190

		867,058

Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	310	308,826
2.45%, 10/29/26	220	197,078
4.63%, 10/15/27(d)	170	159,426
3.00%, 10/29/28	210	180,070
3.30%, 01/30/32	150	119,237
Air Lease Corp., 3.38%, 07/01/25(d)	275	261,248
Banco Santander SA
2.75%, 05/28/25	1,600	1,506,843
6.92%, 08/08/33	1,000	955,484
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	349,761
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	2,140	1,896,381
(1-day SOFR + 1.15%), 1.32%, 06/19/26	2,030	1,861,661
(1-day SOFR + 1.75%), 4.83%, 07/22/26	945	921,270
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	738,320
(1-day SOFR + 2.04%), 4.95%, 07/22/28	985	946,450
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30	165	137,467
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38	1,050	863,483
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	67,298
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52	315	210,059
Bank of Nova Scotia, 1.05%, 03/02/26	900	803,264
Barclays PLC(b)
(1-year CMT + 1.70%), 3.81%, 03/10/42	233	152,114
(1-year CMT + 2.30%), 5.30%, 08/09/26	345	337,882
Citigroup, Inc.
4.75%, 05/18/46	50	39,124
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	3,035	2,682,739
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	70	66,894
(3-mo. CME Term SOFR + 1.16%), 3.35%, 04/24/25(b)	2,805	2,754,971

Security	Par (000)	Value

Financial Services (continued)
CME Group, Inc., 2.65%, 03/15/32	$305	$248,521
Freedom Mortgage Corp., 12.25%, 10/01/30	135	137,990
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,150	1,028,326
Goldman Sachs Group, Inc.
3.75%, 05/22/25	500	481,902
3.50%, 11/16/26	365	339,455
3.85%, 01/26/27	1,090	1,022,316
2.60%, 02/07/30	2,380	1,949,220
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	550	508,766
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	720	592,607
HSBC Holdings PLC(b)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	735	700,426
(1-day SOFR + 1.51%), 4.18%, 12/09/25	1,420	1,381,627
(1-day SOFR + 2.53%), 4.76%, 03/29/33	980	834,604
(1-day SOFR + 2.87%), 5.40%, 08/11/33	1,690	1,557,360
(1-day SOFR + 2.98%), 6.55%, 06/20/34	430	407,797
(1-day SOFR + 4.25%), 8.11%, 11/03/33	720	757,176
Inter-American Development Bank, 4.50%, 05/15/26(d)	1,730	1,710,463
Intercontinental Exchange, Inc., 3.00%, 06/15/50	495	307,850
JPMorgan Chase & Co.
3.30%, 04/01/26	266	251,143
(1-day SOFR + 0.61%), 1.56%, 12/10/25(b)	1,600	1,512,131
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	816	728,224
(1-day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,063	997,737
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	1,100	1,043,104
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	1,150	1,108,560
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	375	345,019
(3-mo. CME Term SOFR + 1.42%), 3.22%, 03/01/25(b)	600	592,129
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(b)	2,120	1,996,345
Kimberly-Clark Corp., 2.88%, 02/07/50(d)	160	102,228
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(a)	107	86,435
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.55%), 0.95%, 07/19/25	1,094	1,048,589
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	325,656
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	242,437
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	1,240	1,183,668
Morgan Stanley
3.88%, 01/27/26	200	191,211
6.38%, 07/24/42(d)	460	476,084
4.30%, 01/27/45	580	458,262
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,510	1,334,223
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	55	53,596
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	900	835,632
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	415	383,935
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	247,689
Series I, (1-day SOFR + 0.75%), 0.86%, 10/21/25(b)	2,060	1,940,819
Nasdaq, Inc., 3.85%, 06/30/26	32	30,510
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/28(a)(d)	500	441,033
Sumitomo Mitsui Financial Group, Inc. 2.35%, 01/15/25	1,325	1,264,713

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
1.47%, 07/08/25	$1,049	$970,357
5.77%, 01/13/33	760	742,760
United Wholesale Mortgage LLC(a)
5.50%, 11/15/25	271	257,769
5.50%, 04/15/29	320	270,400

		53,946,154

Food Products — 0.3%
General Mills, Inc., 4.95%, 03/29/33(d)	1,125	1,054,096
Hershey Co.
4.50%, 05/04/33	550	518,921
2.65%, 06/01/50	105	62,394
Tyson Foods, Inc., 5.10%, 09/28/48	80	65,057
Unilever Capital Corp., 5.00%, 12/08/33	910	881,254

		2,581,722

Gas Utilities — 0.0%
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	140	137,245
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	101	84,308
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	98	85,163

		306,716

Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	990	626,842
Canadian National Railway Co., 4.40%, 08/05/52	240	199,360
CSX Corp., 2.60%, 11/01/26	800	734,515
Forward Air Corp., 9.50%, 10/15/31	45	44,969

		1,605,686

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	241,254
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	110	110,327
Becton Dickinson & Co., 4.30%, 08/22/32	180	162,758
DH Europe Finance II SARL, 3.40%, 11/15/49	375	259,589

		773,928

Health Care Providers & Services — 1.3%
180 Medical, Inc., 3.88%, 10/15/29(a)	200	168,995
Allina Health System, Series 2021, 2.90%, 11/15/51(d)	230	137,742
Banner Health, Series 2020, 3.18%, 01/01/50	119	78,260
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	55,508
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	97,383
Cencora, Inc.
3.45%, 12/15/27	1,427	1,323,610
2.70%, 03/15/31	117	95,238
CHS/Community Health Systems, Inc., 8.00%, 03/15/26(a)	150	142,961
CommonSpirit Health, 3.91%, 10/01/50	339	240,423
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52(d)	130	114,074
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	34,764
HCA, Inc.
5.20%, 06/01/28	945	913,313
3.63%, 03/15/32	100	82,889
5.50%, 06/01/33	1,067	1,009,087
5.13%, 06/15/39	485	420,131

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
3.50%, 07/15/51	$175	$109,285
4.63%, 03/15/52	745	559,343
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	140	140,875
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	73	53,580
Humana, Inc., 5.75%, 03/01/28	215	215,765
Inova Health System Foundation, 4.07%, 05/15/52	18	14,081
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	38,283
Series 2021, 3.00%, 06/01/51	161	101,345
LifePoint Health, Inc.
9.88%, 08/15/30(d)	155	150,060
11.00%, 10/15/30	195	195,000
Medline Borrower LP, 5.25%, 10/01/29(a)(d)	400	345,718
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	28,387
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	50,722
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	74,444
Sutter Health, Series 20A, 3.36%, 08/15/50	54	35,295
Tenet Healthcare Corp.
6.13%, 06/15/30	200	187,510
6.88%, 11/15/31	300	287,579
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	36,543
UnitedHealth Group, Inc.
2.30%, 05/15/31	185	149,469
4.75%, 07/15/45	800	694,393
2.90%, 05/15/50	410	251,741
3.25%, 05/15/51	5	3,286
5.88%, 02/15/53	570	572,028
5.05%, 04/15/53	520	465,225
3.13%, 05/15/60	730	442,177
6.05%, 02/15/63	325	328,835
WakeMed, Series A, 3.29%, 10/01/52	81	50,422

		10,495,769

Health Care Technology — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(d)	35	34,056

Hotels, Restaurants & Leisure — 0.7%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(a)
4.38%, 01/15/28	472	425,436
4.00%, 10/15/30	105	87,252
Caesars Entertainment, Inc., 7.00%, 02/15/30(a)	400	389,225
Choice Hotels International, Inc., 3.70%, 12/01/29	280	241,755
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30	100	91,008
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)	196	170,019
Marriott International, Inc.
5.45%, 09/15/26	85	84,220
5.00%, 10/15/27(d)	170	165,670
5.55%, 10/15/28	310	306,532
Series HH, 2.85%, 04/15/31	970	781,917
McDonald’s Corp.
3.63%, 09/01/49	3,740	2,633,519
5.15%, 09/09/52(d)	350	313,621

6

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 4.63%, 12/01/31(a)(d)	$105	$83,988
Yum! Brands, Inc., 4.63%, 01/31/32	100	86,742

		5,860,904

Household Durables — 0.3%
Lennar Corp., 4.75%, 11/29/27	90	86,700
MDC Holdings, Inc., 3.97%, 08/06/61	570	313,729
NVR, Inc., 3.00%, 05/15/30	2,645	2,203,637

		2,604,066

Independent Power and Renewable Electricity Producers(a) — 0.1%
Calpine Corp., 5.00%, 02/01/31	200	161,718
NRG Energy, Inc.
5.25%, 06/15/29	193	170,372
3.63%, 02/15/31	300	227,597

		559,687

Insurance — 1.6%
Aflac, Inc., 4.75%, 01/15/49	45	37,542
Aon Global Ltd., 3.88%, 12/15/25	3,400	3,270,086
Arthur J Gallagher & Co., 3.50%, 05/20/51	1,840	1,194,131
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	600	600,009
Athene Holding Ltd.
3.95%, 05/25/51	30	19,681
3.45%, 05/15/52	55	32,264
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	102,028
2.85%, 10/15/50	95	59,106
3.85%, 03/15/52	325	242,421
Brighthouse Financial, Inc., 3.85%, 12/22/51	270	158,833
Brown & Brown, Inc.
4.20%, 03/17/32	120	103,819
4.95%, 03/17/52	390	310,560
Enstar Group Ltd., 3.10%, 09/01/31	805	605,814
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	360	292,622
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	97,421
4.20%, 03/01/48	1,715	1,324,839
4.90%, 03/15/49	1,735	1,503,296
5.45%, 03/15/53	390	364,049
NFP Corp., 8.50%, 10/01/31	115	115,174
Principal Financial Group, Inc.
5.38%, 03/15/33(d)	470	451,219
5.50%, 03/15/53	90	79,261
Progressive Corp.
4.13%, 04/15/47	295	231,252
3.70%, 03/15/52	35	24,909
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,700	1,599,112
Travelers Cos., Inc., 5.45%, 05/25/53	140	133,450
Unum Group, 4.13%, 06/15/51	710	466,293

		13,419,191

Interactive Media & Services — 0.5%
Alphabet, Inc., 2.25%, 08/15/60	335	178,926
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	269	256,895
Meta Platforms, Inc.
3.85%, 08/15/32	205	181,875
4.95%, 05/15/33	2,075	1,988,574

Security	Par (000)	Value

Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.45%, 08/15/52	$280	$221,638
5.60%, 05/15/53	1,590	1,504,870

		4,332,778

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30	315	299,029
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	90	86,512
VeriSign, Inc., 2.70%, 06/15/31	630	501,785

		887,326

IT Services — 1.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29	35	34,870
Fiserv, Inc.
5.45%, 03/02/28	790	783,055
5.60%, 03/02/33(d)	865	838,345
4.40%, 07/01/49	780	597,510
Gartner, Inc., 4.50%, 07/01/28(a)	500	456,157
International Business Machines Corp.
4.40%, 07/27/32	2,905	2,670,885
4.25%, 05/15/49	1,465	1,130,730
5.10%, 02/06/53	790	692,633
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	19,723
Verisk Analytics, Inc., 4.13%, 03/15/29	1,056	982,972
VT Topco, Inc., 8.50%, 08/15/30	125	123,819

		8,330,699

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31	1,115	882,514
Star Parent, Inc., 9.00%, 10/01/30	40	40,420

		922,934

Machinery — 0.4%
IDEX Corp., 2.63%, 06/15/31	3,039	2,436,239
Ingersoll Rand, Inc.
5.40%, 08/14/28	200	196,633
5.70%, 08/14/33	220	212,325
Otis Worldwide Corp.
3.11%, 02/15/40(d)	70	49,980
3.36%, 02/15/50	70	46,658

		2,941,835

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(d)
6.38%, 09/01/29	545	508,194
7.38%, 03/01/31	475	458,769
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47	365	278,139
3.95%, 06/30/62	325	184,354
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/28(d)	120	118,841
Comcast Corp.
2.35%, 01/15/27	400	362,289
4.65%, 02/15/33(d)	1,570	1,469,859
DISH DBS Corp.
7.75%, 07/01/26	425	318,750
7.38%, 07/01/28(d)	411	258,967
5.75%, 12/01/28(a)	223	171,431
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,436,220
3.45%, 03/01/32(d)	483	400,266

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29	$221	$170,032
8.75%, 05/15/30(d)	267	253,510
8.63%, 03/15/31	91	85,728
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	78	51,587
Nexstar Media, Inc., 4.75%, 11/01/28(a)(d)	179	148,160
TEGNA, Inc., 4.63%, 03/15/28	478	413,470
Thomson Reuters Corp., 3.35%, 05/15/26	800	755,499
Time Warner Cable LLC, 4.50%, 09/15/42	500	346,409
Univision Communications, Inc.(a)
8.00%, 08/15/28	40	38,780
7.38%, 06/30/30	600	548,338
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	200	157,206

		8,934,798

Metals & Mining — 0.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	105	104,477
ATI, Inc., 7.25%, 08/15/30	110	109,175
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	2,475	2,409,643
4.90%, 02/28/33	565	536,586
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(a)	90	84,115
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)(d)	260	236,438
Mineral Resources Ltd., 9.25%, 10/01/28	125	126,250
Nucor Corp., 3.13%, 04/01/32	195	161,189
Rain Carbon, Inc., 12.25%, 09/01/29	223	233,871
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	1,575	1,237,354
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	230	137,488
Rio Tinto Finance USA PLC, 5.13%, 03/09/53	920	837,420
Southern Copper Corp., 3.88%, 04/23/25	152	145,660
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	520	441,857
Taseko Mines Ltd., 7.00%, 02/15/26(a)(d)	39	36,431

		6,837,954

Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	150	152,062
Atmos Energy Corp.
1.50%, 01/15/31(d)	30	22,785
5.75%, 10/15/52	105	102,782
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	83,883
NiSource, Inc.
3.60%, 05/01/30	60	52,264
3.95%, 03/30/48	310	221,350
5.00%, 06/15/52	20	16,678
ONE Gas, Inc., 4.25%, 09/01/32(d)	290	261,487
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	500	443,050
Southern California Gas Co.
5.75%, 06/01/53	100	93,279
Series TT, 2.60%, 06/15/26	800	741,373
Southwest Gas Corp.
3.70%, 04/01/28	230	210,359
2.20%, 06/15/30	85	66,861
Washington Gas Light Co., 3.65%, 09/15/49	30	19,999

		2,488,212

Oil, Gas & Consumable Fuels — 2.1%
Canadian Natural Resources Ltd., 2.95%, 07/15/30(d)	551	456,995
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	155,480

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp., 3.08%, 05/11/50	$60	$40,251
Civitas Resources, Inc.(a)
8.38%, 07/01/28	275	279,813
8.75%, 07/01/31	250	255,367
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	600	579,000
Comstock Resources, Inc., 6.75%, 03/01/29(a)	186	171,100
ConocoPhillips Co., 3.80%, 03/15/52	85	61,627
Continental Resources, Inc., 4.38%, 01/15/28	100	92,750
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	400	354,539
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	105	107,200
DCP Midstream Operating LP, 3.25%, 02/15/32	17	13,716
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30	40	40,006
Diamondback Energy, Inc., 6.25%, 03/15/33	125	125,071
Earthstone Energy Holdings LLC, 9.88%, 07/15/31(a)	240	260,993
Energy Transfer LP
5.75%, 02/15/33	400	384,505
5.00%, 05/15/50(d)	855	670,703
EQT Corp., 7.00%, 02/01/30	470	483,508
Equinor ASA
3.25%, 11/10/24	400	389,859
3.25%, 11/18/49	500	334,163
Exxon Mobil Corp., 3.45%, 04/15/51	625	437,295
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	200	186,134
Hess Corp., 5.60%, 02/15/41	165	148,990
Kinder Morgan, Inc.
4.80%, 02/01/33	487	439,051
5.55%, 06/01/45	375	322,259
Marathon Petroleum Corp.
4.50%, 04/01/48	93	68,935
5.00%, 09/15/54	182	140,811
MPLX LP
4.88%, 12/01/24	209	206,038
4.50%, 04/15/38	125	101,298
5.20%, 03/01/47	70	57,163
4.70%, 04/15/48	805	610,189
5.50%, 02/15/49	685	579,764
4.95%, 03/14/52	305	238,616
4.90%, 04/15/58	340	252,776
New Fortress Energy, Inc., 6.50%, 09/30/26(a)	200	184,146
ONEOK Partners LP
4.90%, 03/15/25	2,000	1,964,159
6.13%, 02/01/41(d)	75	69,450
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,146,513
6.10%, 11/15/32	590	582,543
7.15%, 01/15/51	80	80,822
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	90	89,638
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	225	193,416
4.90%, 02/15/45	170	129,097
Shell International Finance BV
6.38%, 12/15/38	67	71,452
3.00%, 11/26/51	178	111,149
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28	230	226,951
Targa Resources Corp., 4.95%, 04/15/52	190	146,134

8

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	$1,100	$1,029,503
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	798,812
Transocean, Inc.(a)
11.50%, 01/30/27	200	209,750
8.75%, 02/15/30	285	291,413
Valaris Ltd., 8.38%, 04/30/30(a)	95	95,071
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	200	190,774
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	85	84,162
8.38%, 06/01/31	80	78,645
Vital Energy, Inc., 9.75%, 10/15/30	100	102,228
Western Midstream Operating LP
6.35%, 01/15/29	65	65,134
5.25%, 02/01/50	34	26,487
Williams Cos., Inc., 5.30%, 08/15/28	740	723,823

		17,737,237

Passenger Airlines(a) — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	950	883,548
United Airlines, Inc.
4.38%, 04/15/26	184	170,161
4.63%, 04/15/29	586	503,685
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28(d)	194	170,315

		1,727,709

Personal Care Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	90	78,570
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, Series 2020, 4.75%, 01/15/29(a)	347	312,914
Procter & Gamble Co., 1.20%, 10/29/30	645	499,244

		890,728

Pharmaceuticals — 1.0%
AbbVie, Inc.
2.60%, 11/21/24	3,520	3,393,491
4.05%, 11/21/39	50	40,906
4.40%, 11/06/42	135	112,247
4.70%, 05/14/45	145	123,521
4.25%, 11/21/49	410	324,581
AstraZeneca PLC, 4.38%, 11/16/45	200	167,675
Bausch Health Cos., Inc.(a)
11.00%, 09/30/28	100	67,845
14.00%, 10/15/30(d)	100	59,030
Bristol-Myers Squibb Co.
2.55%, 11/13/50	1,070	611,092
3.90%, 03/15/62	55	38,609
Eli Lilly & Co.
4.88%, 02/27/53	465	427,155
4.95%, 02/27/63	160	145,164
Johnson & Johnson
3.63%, 03/03/37	195	164,332
3.70%, 03/01/46	529	411,960
Merck & Co., Inc.
4.00%, 03/07/49	330	259,868
5.00%, 05/17/53	710	645,719
Novartis Capital Corp., 2.75%, 08/14/50(d)	271	172,894

Security	Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	$511	$409,491
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	145	134,727
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	73,084
Pfizer, Inc., 7.20%, 03/15/39	80	92,075
Zoetis, Inc., 3.00%, 05/15/50	100	63,169

		7,938,635

Professional Services — 0.0%
TriNet Group, Inc., 7.13%, 08/15/31	145	143,550

Real Estate — 0.0%
VICI Properties LP, 5.63%, 05/15/52	77	63,763

Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26	670	651,842
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31	65	62,887
Greystar Real Estate Partners LLC, 7.75%, 09/01/30	70	69,152

		783,881

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.
1.70%, 10/01/28	385	324,662
2.80%, 10/01/41	240	160,207
2.95%, 10/01/51	180	112,357
Broadcom, Inc.
3.15%, 11/15/25	198	187,152
4.00%, 04/15/29(a)	1,860	1,678,448
3.14%, 11/15/35(a)	475	346,314
3.50%, 02/15/41(a)	1,110	771,497
3.75%, 02/15/51(a)	1,365	912,569
Flex Ltd.
3.75%, 02/01/26	5	4,740
4.88%, 06/15/29	745	693,982
Honeywell International, Inc., 4.50%, 01/15/34	1,300	1,207,121
Jabil, Inc., 1.70%, 04/15/26	1,055	947,736
Marvell Technology, Inc., 5.95%, 09/15/33	90	88,336
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	176,521
Micron Technology, Inc., 6.75%, 11/01/29	180	182,888
NCR Atleos Escrow Corp., 9.50%, 04/01/29	205	198,276
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	190	180,245
Texas Instruments, Inc.
1.75%, 05/04/30	482	390,071
2.70%, 09/15/51	870	525,145

		9,088,267

Software — 0.6%
Activision Blizzard, Inc., 2.50%, 09/15/50	125	74,436
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	100	88,433
Electronic Arts, Inc., 2.95%, 02/15/51	250	151,075
Intuit, Inc.
1.65%, 07/15/30	71	55,774
5.20%, 09/15/33	460	447,928
5.50%, 09/15/53	150	143,914
Microsoft Corp.
2.53%, 06/01/50	325	197,891
3.04%, 03/17/62	365	231,088
Oracle Corp.
4.50%, 05/06/28	350	333,590

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
4.65%, 05/06/30	$235	$219,768
2.88%, 03/25/31(d)	615	502,350
4.90%, 02/06/33	715	659,037
3.65%, 03/25/41	940	670,769
3.95%, 03/25/51	300	205,664
5.55%, 02/06/53	450	394,274
3.85%, 04/01/60	1,280	813,973
ServiceNow, Inc., 1.40%, 09/01/30	72	55,271

		5,245,235

Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	160	146,092
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	100	97,945

		244,037

Specialty Retail — 0.1%
Academy Ltd., 6.00%, 11/15/27(a)	179	169,191
AutoZone, Inc., 5.05%, 07/15/26	920	906,577

		1,075,768

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.70%, 08/05/51	890	541,941
3.95%, 08/08/52	45	35,290
2.55%, 08/20/60(d)	95	54,425
2.85%, 08/05/61	450	265,615
4.10%, 08/08/62	270	207,657

		1,104,928

Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 3.05%, 03/15/32	1,620	1,186,765

Tobacco — 1.5%
Altria Group, Inc.
4.80%, 02/14/29	2,415	2,296,875
2.45%, 02/04/32	1,550	1,169,285
5.80%, 02/14/39	1,127	1,044,833
4.45%, 05/06/50	215	152,297
3.70%, 02/04/51	430	267,363
4.00%, 02/04/61(d)	365	233,212
BAT Capital Corp.
6.34%, 08/02/30	680	669,783
7.75%, 10/19/32	25	26,407
6.42%, 08/02/33	830	806,675
4.39%, 08/15/37	420	321,387
3.73%, 09/25/40	125	83,826
7.08%, 08/02/43	145	139,087
7.08%, 08/02/53	170	160,592
Philip Morris International, Inc.
2.10%, 05/01/30	670	534,711
5.75%, 11/17/32	710	692,765
5.38%, 02/15/33	290	274,873
5.63%, 09/07/33	650	625,059
6.38%, 05/16/38	2,010	2,047,483
4.25%, 11/10/44	1,530	1,166,185

		12,712,698

Security	Par (000)	Value

Transportation Infrastructure — 0.1%
Ryder System, Inc., 5.65%, 03/01/28	$140	$138,570
United Parcel Service, Inc., 5.30%, 04/01/50	280	266,670

		405,240

Utilities — 0.0%
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	295	290,588

Water Utilities — 0.1%
American Water Capital Corp., 2.80%, 05/01/30	270	228,363
Essential Utilities, Inc.
3.57%, 05/01/29	630	568,235
2.70%, 04/15/30	380	312,952

		1,109,550

Wireless Telecommunication Services — 0.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 06/01/28	269	257,917
Rogers Communications, Inc.
3.20%, 03/15/27(d)	520	475,621
4.50%, 03/15/42	290	224,557
T-Mobile U.S., Inc.
4.50%, 04/15/50	335	256,888
3.30%, 02/15/51	245	153,297
5.65%, 01/15/53	450	410,964
3.60%, 11/15/60	970	600,048
5.80%, 09/15/62	985	898,393
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	200	130,956

		3,408,641

Total Corporate Bonds — 35.3% (Cost: $331,116,235)		294,910,289

Foreign Agency Obligations

Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	575,693

Chile — 0.1%
Chile Government International Bond, 3.10%, 01/22/61(d)	1,050	596,033

Indonesia — 0.1%
Indonesia Government International Bond
4.75%, 07/18/47(a)	500	426,755
3.35%, 03/12/71(d)	200	119,434

		546,189

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	257,852

Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61	735	429,607
Series 16-2, 4.15%, 03/28/27	1,145	1,101,513
Series 16-2, 6.05%, 01/11/40	100	92,277
Series 16-2, 4.50%, 01/31/50	340	244,671

		1,868,068

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(d)	420	240,870

10

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51	$455	$298,785

Philippines — 0.0%
Philippines Government International Bond
2.65%, 12/10/45	200	120,062
3.20%, 07/06/46	200	131,264

		251,326

Republic of Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 09/18/33	440	428,410

Total Foreign Agency Obligations — 0.6% (Cost: $6,359,120)		5,063,226

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	107,023
Series S-1, 6.92%, 04/01/40	50	54,608
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	540	338,427
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	379,321
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	75,914
Series N, 3.71%, 05/15/2120	85	52,405
State of California, GO, BAB, 7.60%, 11/01/40	300	355,692
State of California, Refunding GO, 3.50%, 04/01/28	500	469,091
University of California, RB, Series AD, 4.86%, 05/15/2112(d)	115	94,540
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	125,538

		2,052,559

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	136,479

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	95,138

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(d)	110	93,251
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	103,379
State of Illinois, GO, 5.10%, 06/01/33	255	242,007

		438,637

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	65	57,993

Security	Par (000)	Value

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	$115	$79,503
Series D, 3.20%, 07/01/50	80	51,169

		130,672

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	295	190,202

Michigan — 0.0%
University of Michigan, RB
Series A, 3.50%, 04/01/52(d)	38	27,066
Series A, 4.45%, 04/01/2122	69	52,696
Series B, 3.50%, 04/01/52	67	47,636
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	189,393

		316,791

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	170,040

New York — 0.2%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	372,034
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	253,130
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	108,114
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	43,585
Series 210, 4.03%, 09/01/48	500	390,022
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	169,930

		1,336,815

Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	98,145

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	50,228

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	61,649
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	62,894
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	260	176,435
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	64,777
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	629,862

		995,617

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	35,683

Total Municipal Bonds — 0.7% (Cost: $8,175,587)		6,104,999

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.7%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6-mo. CME Term SOFR + 1.93%), 4.21%, 10/25/34(b)	$4	$4,264
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 05/25/42(a)(b)	4	4,268
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R01, Class 2M2, (30-day Avg SOFR + 2.56%), 7.88%, 07/25/31	419	420,348
Series 2019-R03, Class 1M2, (30-day Avg SOFR + 2.26%), 7.58%, 09/25/31	43	42,525
Series 2019-R07, Class 1M2, (30-day Avg SOFR + 2.21%), 7.53%, 10/25/39	93	92,809
Series 2019-R07, Class 1M2, (30-day Avg SOFR + 2.51%), 7.83%, 04/25/31	310	310,270
Series 2021-R01, Class 1M1, (30-day Avg SOFR + 0.75%), 6.07%, 10/25/41	626	624,298
Series 2021-R01, Class 1M2, (30-day Avg SOFR + 1.55%), 6.87%, 10/25/41	3,040	3,034,255
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.32%, 12/25/41	3,956	3,932,267
Series 2022-R02, Class 2M1, (30-day Avg SOFR + 1.20%), 6.52%, 01/25/42	3,395	3,372,888
Series 2023-R02, Class 1M2, (30-day Avg SOFR + 3.35%), 8.67%, 01/25/43	420	434,965
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,650
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C05, Class 1EB3, (30-day Avg SOFR + 1.31%), 6.63%, 01/25/30	768	767,699
Series 2018-C01, Class 1ED2, (30-day Avg SOFR + 0.96%), 6.28%, 07/25/30	184	183,379
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.68%, 07/25/30	2,150	2,162,336
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-DNA1, Class M2, (30-day Avg SOFR + 1.81%), 7.13%, 01/25/50	2,361	2,360,924
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.07%, 10/25/33	155	153,909
Series 2021-DNA3, Class M2, (30-day Avg SOFR + 2.10%), 7.42%, 10/25/33	670	671,148
Series 2021-DNA6, Class M1, (30-day Avg SOFR + 0.80%), 6.12%, 10/25/41	2,586	2,581,073
Series 2021-HQA2, Class M1, (30-day Avg SOFR + 0.70%), 6.02%, 12/25/33	434	432,965
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.42%, 03/25/42	941	948,885
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.68%, 07/25/29	4,150	4,284,901
Series 2017-HQA2, Class M2, (30-day Avg SOFR + 2.76%), 8.08%, 12/25/29	596	608,935
Series 2020-HQA5, Class M2, (30-day Avg SOFR + 2.60%), 7.92%, 11/25/50(a)	3,664	3,706,323

		31,138,284

Commercial Mortgage-Backed Securities — 3.1%
Bank
Series 2018-BN14, Class A3, 3.97%, 09/15/60	2,800	2,541,742

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2021-BN35, Class A5, 2.29%, 06/15/64	$920	$710,574
Series 2021-BN36, Class A5, 2.47%, 09/15/64	920	718,445
BBCMS Mortgage Trust, Class A5, 5.45%, 04/15/56	380	367,732
Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.72%, 03/15/62	2,390	2,133,298
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class A4, 3.21%, 05/10/49	1,290	1,197,326
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	514,142
Series 2017-P8, Class AS, 3.79%, 09/15/50(b)	2,090	1,836,618
Commercial Mortgage Trust, Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	659,659
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(a)(b)	150	130,879
GS Mortgage Securities Trust
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	722,941
Series 2015-GC30, Class B, 4.16%, 05/10/50(b)	300	271,362
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	1,914,717
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(b)(c)	210	10,823
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,091,549
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,079	1,018,660
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,160	1,067,181
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	264	263,363
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(b)	550	523,545
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	804,797
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	2,521,979
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	482,228
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,308,010
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A5, 4.16%, 12/15/46(b)	620	615,345
Series 2014-C23, Class A4, 3.65%, 10/15/57	260	254,572
Series 2014-C23, Class AS, 4.21%, 10/15/57(b)	1,140	1,072,831

		25,754,318

Total Non-Agency Mortgage-Backed Securities — 6.8% (Cost: $60,029,961)		56,892,602

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(a)(b) — 0.2%
Freddie Mac STACR REMIC Trust, Series 2020- HQA1, Class M2, (30-day Avg SOFR + 2.01%), 7.33%, 01/25/50	909	909,071
Freddie Mac STACR Trust
Series 2019-DNA4, Class M2, (30-day Avg SOFR + 2.06%), 7.38%, 10/25/49	207	207,453
Series 2019-FTR2, Class M1, (30-day Avg SOFR + 1.06%), 6.38%, 11/25/48	633	630,292

		1,746,816

Commercial Mortgage-Backed Securities — 1.4%
Fannie Mae(b)
Series 2014-M3, Class A2, 3.50%, 01/25/24	162	159,970
Series 2016-M13, Class A2, 2.59%, 09/25/26	612	568,645
Series 2018-M1, Class A2, 3.09%, 12/25/27	1,113	1,027,469

12

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae(b) (continued)
Series 2018-M7, Class A2, 3.13%, 03/25/28	$1,454		$1,335,861
Series 2018-M8, Class A2, 3.41%, 06/25/28	3,400		3,157,384
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,590		1,496,530
Series K060, Class A2, 3.30%, 10/25/26	1,190		1,124,478
Series K061, Class A2, 3.35%, 11/25/26(b)	1,590		1,500,187
Series K072, Class A2, 3.44%, 12/25/27	1,190		1,111,930

			11,482,454

Mortgage-Backed Securities — 30.5%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	62		54,438
4.00%, 02/01/47 - 02/01/57	1,150		1,041,045
3.50%, 11/01/51	3,327		2,903,790
(11th District Cost of Funds + 1.25%), 4.07%, 09/01/34(b)	60		57,962
(12-mo. LIBOR US + 1.41%), 4.16%, 04/01/35(b)	23		22,612
(12-mo. LIBOR US + 1.53%), 5.20%, 05/01/43(b)	14		13,542
(12-mo. LIBOR US + 1.54%), 5.41%, 06/01/43(b)	25		24,510
(12-mo. LIBOR US + 1.71%), 5.08%, 04/01/40(b)	3		2,684
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(b)	21		21,381
(12-mo. LIBOR US + 1.78%), 4.07%, 01/01/42(b)	7		6,534
(12-mo. LIBOR US + 1.81%), 4.26%, 02/01/42(b)	1		646
(12-mo. LIBOR US + 1.82%), 6.07%, 09/01/41(b)	14		14,285
(6-mo. LIBOR US + 1.04%), 4.16%, 05/01/33(b)	3		2,525
(6-mo. LIBOR US + 1.36%), 4.70%, 10/01/32(b)	9		9,038
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/24 - 01/01/49	969		912,014
4.00%, 10/01/24 - 01/01/49	3,699		3,373,897
5.00%, 08/01/25 - 03/01/48	312		303,592
3.50%, 04/01/26 - 04/01/49	5,768		5,096,436
2.50%, 02/01/27	260		248,883
3.00%, 05/01/27 - 10/01/47	4,839		4,157,291
6.00%, 11/01/28 - 04/01/38	196		196,813
6.50%, 06/01/29 - 08/01/36	200		207,041
7.50%, 12/01/30	—	(f)	319
5.50%, 05/01/33 - 08/01/38	473		466,774
(11th District Cost of Funds + 1.25%), 4.07%, 11/01/27(b)	27		26,705
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(b)	1		719
(12-mo. LIBOR US + 1.60%), 6.87%, 08/01/43(b)	4		4,040
(12-mo. LIBOR US + 1.65%), 6.58%, 05/01/43(b)	24		24,636
(12-mo. LIBOR US + 1.70%), 5.27%, 08/01/41(b)	17		16,662
(12-mo. LIBOR US + 1.75%), 4.82%, 04/01/38(b)	29		28,207
(12-mo. LIBOR US + 1.75%), 4.19%, 02/01/40(b)	19		18,794
(12-mo. LIBOR US + 1.79%), 6.04%, 09/01/32(b)	1		1,379
(12-mo. LIBOR US + 1.89%), 5.94%, 07/01/41(b)	7		6,878
(12-mo. LIBOR US + 1.90%), 4.15%, 01/01/42(b)	—	(f)	422
(1-year CMT + 2.34%), 4.84%, 04/01/32(b)	19		18,453
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/38	44		45,686
7.50%, 08/20/30	2		1,628
6.00%, 01/15/32 - 10/20/38	107		111,234
5.00%, 11/20/33 - 10/23/53(g)	1,705		1,639,863
5.50%, 05/20/36 - 10/23/53(g)	1,869		1,823,561
4.50%, 03/15/39 - 08/20/49	2,113		1,985,627

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
4.00%, 09/15/40 - 10/23/53(g)	$5,000	$4,577,164
3.50%, 01/15/41 - 10/23/53(g)	7,433	6,588,215
3.00%, 01/20/43 - 09/20/52	10,046	8,609,573
2.50%, 12/20/46 - 08/20/52	16,267	13,248,680
2.00%, 08/20/50 - 03/20/52(h)	12,483	9,874,286
Uniform Mortgage-Backed Securities
5.00%, 01/01/24 - 10/12/53(g)	33,451	31,604,981
4.00%, 06/01/24 - 03/01/51(g)	9,919	8,988,694
4.50%, 11/01/24 - 10/13/52(g)	6,072	5,645,745
3.00%, 12/01/26 - 01/01/52	21,731	18,518,687
2.50%, 09/01/28 - 04/01/52	44,112	35,907,484
7.50%, 09/01/29	2	1,547
6.50%, 12/01/30 - 10/12/53(g)	1,526	1,536,291
3.50%, 11/01/31 - 06/01/49	13,654	12,123,127
6.00%, 11/01/31 - 10/12/53(g)	4,538	4,486,481
7.00%, 01/01/32 - 06/01/32	13	12,640
5.50%, 10/01/32 - 10/12/53(g)	6,714	6,539,492
2.00%, 12/01/35 - 03/01/52(g)	65,735	51,603,850
1.50%, 03/01/36 - 11/01/51	11,032	8,432,982
Series 2021, 1.50%, 10/18/37(g)	1,610	1,340,673

		254,533,138

Total U.S. Government Sponsored Agency Securities — 32.1% (Cost: $312,962,913)		267,762,408

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.38%, 11/15/48	11,000	8,627,696
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28(d)	15,185	14,436,752

Total U.S. Treasury Obligations — 2.8% (Cost: $25,219,405)		23,064,448

Total Long-Term Investments — 89.5% (Cost: $839,896,913)		747,515,452

	Shares

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(i)(j)(k)	49,225,202	49,239,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(i)(j)	100,000	100,000

		49,339,970

	Par (000)

U.S. Treasury Obligations — 9.9%
U.S. Treasury Bills(l)
4.95%, 10/26/23	$32,500	32,385,528
5.09%, 11/09/23	10,000	9,944,108
5.50%, 12/28/23 - 02/15/24	13,000	12,808,485
5.49%, 01/04/24 - 01/11/24(d)(e)	5,100	5,024,642
5.45%, 01/11/24(d)	7,700	7,585,451

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills(l) (continued)
5.47%, 01/11/24 - 02/08/24(d)	$4,300	$4,230,257
5.54%, 03/14/24	4,100	4,000,844
5.52%, 03/21/24	6,400	6,238,242

		82,217,557

Total Short-Term Securities — 15.8% (Cost: $131,549,797)		131,557,527

Total Investments Before TBA Sale Commitments — 105.3% (Cost: $971,446,710)		879,072,979

TBA Sale Commitments(g)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
3.50%, 10/12/53	(782)	(672,287)
4.00%, 10/12/53	(800)	(712,188)

Total TBA Sale Commitments — (0.2)% (Proceeds: $(1,422,348))		(1,384,475)

Total Investments, Net of TBA Sale Commitments — 105.1% (Cost: $970,024,362)		877,688,504

Liabilities in Excess of Other Assets — (5.1)%		(42,648,770)

Net Assets — 100.0%		$ 835,039,734

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	When-issued security.
(f)	Rounds to less than 1,000.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)	Rates are discount rates or a range of discount rates as of period end.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,997,233	$—	$(133,773,176	)(a)	$35,059	$(19,146)	$49,239,970	49,225,202	$582,822	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	3,618		—

					$35,059	$(19,146)	$49,339,970		$586,440		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	181	12/07/23	$24,617	$(476,015)
10-Year Australian Treasury Bonds	101	12/15/23	7,271	(206,683)
10-Year U.S. Treasury Note	442	12/19/23	47,743	(898,679)

14

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
U.S. Long Bond	408	12/19/23	$46,448	$(1,980,054)
Ultra U.S. Treasury Bond	77	12/19/23	9,153	(662,577)
2-Year U.S. Treasury Note	156	12/29/23	31,620	(105,219)
5-Year U.S. Treasury Note	879	12/29/23	92,583	(743,379)

				(5,072,606)

Short Contracts
Euro BTP	46	12/07/23	5,337	207,999
Euro OAT	79	12/07/23	10,290	255,513
10-Year Canadian Bond	224	12/18/23	18,987	536,268
10-Year U.S. Ultra Long Treasury Note	111	12/19/23	12,380	395,459
Long Gilt	123	12/27/23	14,131	105,280

				1,500,519

				$(3,572,087)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	83,987	AUD	130,000	Nomura International PLC	12/20/23	$179
USD	45,248	AUD	70,000	The Bank of New York Mellon	12/20/23	121
USD	64,724	AUD	100,000	The Bank of New York Mellon	12/20/23	256
USD	384,594	GBP	310,000	Morgan Stanley & Co. International PLC	12/20/23	6,157
USD	270,499	GBP	220,000	Standard Chartered Bank	12/20/23	1,931
USD	236,885	HKD	1,850,000	Toronto-Dominion Bank	12/20/23	250

						$8,894

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	USD	6,395	$(61,621)	$(55,319)	$(6,302)
CDX.NA.IG.41.V1	1.00	Quarterly	12/20/28	USD	40,400	(497,832)	(582,909)	85,077

						$(559,453)	$(638,228)	$78,775

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

6-mo. EURIBOR, 4.13%	Semi-Annual	3.65%	Annual	12/20/23	(a)	12/20/25	EUR	54,220	$(35,770)	$(28,831)	$(6,939)

1-Day SOFR, 5.31%	Annual	4.73%	Annual	12/20/23	(a)	12/20/25	USD	56,880	(94,486)	(52,369)	(42,117)

1-Day SONIA, 5.19%	Annual	5.15%	Annual	12/20/23	(a)	12/20/25	GBP	55,970	108,424	(94,242)	202,666

3.43%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	12/20/23	(a)	12/20/26	EUR	7,300	15,500	6,634	8,866

3-mo. BBSW, 4.14%	Quarterly	4.21%	Quarterly	12/20/23	(a)	12/20/26	AUD	4,450	(4,336)	8,009	(12,345)

4.41%	Annual	1-Day SOFR, 5.31%	Annual	12/20/23	(a)	12/20/26	USD	9,870	30,869	12,802	18,067

4.43%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	12/20/23	(a)	12/20/26	CAD	4,470	17,307	189	17,118

4.86%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/26	GBP	13,230	(15,721)	28,050	(43,771)

3.23%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	12/20/23	(a)	12/20/28	EUR	84,930	508,547	104,542	404,005

4.13%	Annual	1-Day SOFR, 5.31%	Annual	12/20/23	(a)	12/20/28	USD	72,130	604,513	120,326	484,187

1-Day SONIA, 5.19%	Annual	4.40%	Annual	12/20/23	(a)	12/20/28	GBP	7,840	(56,755)	5,422	(62,177)

4.52%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/28	GBP	23,730	25,726	84,591	(58,865)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

1-Day SONIA, 5.19%	Annual	4.55%	Annual	12/20/23	(a)	12/20/28	GBP	15,900	$9,028	$54,577	$(45,549)

28-Day MXIBTIIE, 11.50%	Monthly	8.76%	Monthly	03/20/24	(a)	03/14/29	MXN	20,410	(24,269)	11	(24,280)

28-Day MXIBTIIE, 11.50%	Monthly	8.76%	Monthly	03/20/24	(a)	03/14/29	MXN	16,970	(20,087)	9	(20,096)

28-Day MXIBTIIE, 11.50%	Monthly	8.90%	Monthly	03/20/24	(a)	03/14/29	MXN	11,060	(9,934)	6	(9,940)

28-Day MXIBTIIE, 11.50%	Monthly	8.90%	Monthly	03/20/24	(a)	03/14/29	MXN	18,340	(16,276)	10	(16,286)

28-Day MXIBTIIE, 11.50%	Monthly	9.03%	Monthly	03/20/24	(a)	03/14/29	MXN	17,420	(10,582)	9	(10,591)

28-Day MXIBTIIE, 11.50%	Monthly	9.41%	Monthly	03/20/24	(a)	03/14/29	MXN	14,810	2,968	8	2,960

1.69%	Annual	1-Day SSARON, 1.71%	Annual	03/20/24	(a)	03/20/29	CHF	7,130	(6,331)	4,800	(11,131)

3.10%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	590	5,598	1,283	4,315

3.11%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	6,670	61,078	6,840	54,238

3.17%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	780	5,071	969	4,102

3.26%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	730	1,580	619	961

1-Day SORA, 3.82%	Semi-Annual	3.27%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	2,790	(13,912)	23	(13,935)

3.36%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	51,180	23,563	3,918	19,645

3.50%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	11,140	(1,444)	11	(1,455)

3.51%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	7,290	(1,138)	7	(1,145)

3-mo. KRW CDC, 3.83%	Quarterly	3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	1,044,540	(4,157)	9	(4,166)

3-mo. KRW CDC, 3.83%	Quarterly	3.70%	Quarterly	03/20/24	(a)	03/20/29	KRW	436,879	(1,386)	4	(1,390)

3-mo. KRW CDC, 3.83%	Quarterly	3.71%	Quarterly	03/20/24	(a)	03/20/29	KRW	387,421	(1,125)	3	(1,128)

3-mo. KRW CDC, 3.83%	Quarterly	3.74%	Quarterly	03/20/24	(a)	03/20/29	KRW	3,746,805	(7,148)	31	(7,179)

3-mo. KRW CDC, 3.83%	Quarterly	3.75%	Quarterly	03/20/24	(a)	03/20/29	KRW	13,284,125	(19,357)	111	(19,468)

1-Day CORRA, 5.00%	Semi-Annual	3.88%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	6,360	(63,355)	(999)	(62,356)

6-mo. PRIBOR, 7.02%	Semi-Annual	3.93%	Annual	03/20/24	(a)	03/20/29	CZK	19,990	(16,709)	10	(16,719)

6-mo. WIBOR, 5.63%	Semi-Annual	3.97%	Annual	03/20/24	(a)	03/20/29	PLN	2,330	(10,169)	6	(10,175)

6-mo. PRIBOR, 7.02%	Semi-Annual	3.98%	Annual	03/20/24	(a)	03/20/29	CZK	142,860	(105,403)	70	(105,473)

1-Day SOFR, 5.31%	Annual	3.99%	Annual	03/20/24	(a)	03/20/29	USD	5,160	(57,349)	317	(57,666)

1-Day SOFR, 5.31%	Annual	4.04%	Annual	03/20/24	(a)	03/20/29	USD	800	(7,260)	(887)	(6,373)

1-Day SOFR, 5.31%	Annual	4.04%	Annual	03/20/24	(a)	03/20/29	USD	840	(7,329)	(97)	(7,232)

1-Day SOFR, 5.31%	Annual	4.21%	Annual	03/20/24	(a)	03/20/29	USD	1,650	(2,434)	18	(2,452)

1-Day SOFR, 5.31%	Annual	4.21%	Annual	03/20/24	(a)	03/20/29	USD	970	(1,389)	11	(1,400)

4.22%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	36,340	30,582	52	30,530

4.23%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	1,180	8,813	8	8,805

6-mo. WIBOR, 5.63%	Semi-Annual	4.23%	Annual	03/20/24	(a)	03/20/29	PLN	3,360	(6,268)	9	(6,277)

4.25%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	1,030	7,346	7	7,339

4.26%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	505	3,347	4	3,343

4.28%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	505	3,156	4	3,152

4.28%	Annual	6-mo. NIBOR, 5.03%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	86,010	7,944	(18,031)	25,975

4.29%	Annual	6-mo. NIBOR, 5.03%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	6,880	347	7	340

6-mo. WIBOR, 5.63%	Semi-Annual	4.41%	Annual	03/20/24	(a)	03/20/29	PLN	4,180	(638)	11	(649)

4.42%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	1,620	3,504	12	3,492

4.45%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	7,180	(2,922)	10	(2,932)

4.48%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	7,700	(4,244)	11	(4,255)

4.54%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	3,200	(13,669)	8,541	(22,210)

4.75%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	890	8,790	6	8,784

4.83%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	1,120	8,920	7	8,913

5.03%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	1,440	4,132	10	4,122

8.48%	Quarterly	3-mo. JIBAR, 8.33%	Quarterly	03/20/24	(a)	03/20/29	ZAR	14,720	17,369	9	17,360

6-mo. EURIBOR, 4.13%	Semi-Annual	3.17%	Annual	12/20/23	(a)	12/20/33	EUR	72,140	(1,266,947)	(153,081)	(1,113,866)

1-Day SOFR, 5.31%	Annual	3.97%	Annual	12/20/23	(a)	12/20/33	USD	93,130	(2,065,531)	(158,393)	(1,907,138)

4.14%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	4,290	74,139	14,153	59,986

4.21%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	11,140	118,947	55,979	62,968

4.22%	Annual	1-Day SONIA, 5.19%	Annual	12/20/23	(a)	12/20/33	GBP	8,690	90,326	(35,006)	125,332

2.87%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	12/20/23	(a)	12/20/53	EUR	18,090	749,677	75,068	674,609

3.69%	Annual	1-Day SOFR, 5.31%	Annual	12/20/23	(a)	12/20/53	USD	30,710	1,547,250	(16,939)	1,564,189

1-Day SONIA, 5.19%	Annual	4.00%	Annual	12/20/23	(a)	12/20/53	GBP	4,910	(198,120)	(50,057)	(148,063)

									$(69,589)	$(10,769)	$(58,820)

(a)	Forward Swap.

16

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Reference	Frequency	Rate	Frequency

2.67%	Monthly	US CPI for All Urban Consumers NSA	Monthly	08/09/33	USD	1,710	$(4,928)	$36	$(4,964)

2.62%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	08/15/33	EUR	740	(5,596)	1,102	(6,698)

2.66%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	08/15/33	EUR	1,070	(12,022)	24	(12,046)

3.86%	Monthly	UK RPI All Items NSA	Monthly	08/15/33	GBP	630	16	3,315	(3,299)

3.88%	Monthly	UK RPI All Items NSA	Monthly	08/15/33	GBP	1,500	(3,358)	(15)	(3,343)

2.62%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	09/15/33	EUR	1,080	(8,106)	(101)	(8,005)

							$(33,994)	$4,361	$(38,355)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$93,717,479	$—	$93,717,479
Common Stocks	—	—	1	1
Corporate Bonds	—	294,910,289	—	294,910,289
Foreign Agency Obligations	—	5,063,226	—	5,063,226
Municipal Bonds	—	6,104,999	—	6,104,999
Non-Agency Mortgage-Backed Securities	—	56,881,779	10,823	56,892,602
U.S. Government Sponsored Agency Securities	—	267,762,408	—	267,762,408
U.S. Treasury Obligations	—	23,064,448	—	23,064,448
Short-Term Securities
Money Market Funds	49,339,970	—	—	49,339,970
U.S. Treasury Obligations	—	82,217,557	—	82,217,557
Liabilities
Investments
TBA Sale Commitments	—	(1,384,475)	—	(1,384,475)

	$49,339,970	$828,337,710	$10,824	$877,688,504

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2023	Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$85,077	$—	$85,077
Foreign Currency Exchange Contracts	—	8,894	—	8,894
Interest Rate Contracts	1,500,519	3,830,369	—	5,330,888
Liabilities
Credit Contracts	—	(6,302)	—	(6,302)
Interest Rate Contracts	(5,072,606)	(3,889,189)	—	(8,961,795)
Other Contracts	—	(38,355)	—	(38,355)

	$(3,572,087)	$(9,506)	$—	$(3,581,593)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

Portfolio Abbreviation (continued)

PRIBOR	Prague Interbank Offer Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

18